MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
Schedule of marketable securities

	31/12/2025	12/31/2024
Current
National Treasury Notes (LFT)	8,606,448	3,206,725
Repurchase Agreements	2,517,835	5,411,209
National Treasury Note (LTN)	217	253,671
Others	9,342	80,233
	11,133,842	8,951,838
Non-current
Beneficiary Parties	435,235	417,242
Others	287,438	16,099
	722,673	433,341

	11,856,515	9,385,179